   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 14, 2011

                                                             FILE NO. 333-155092
                                                                       811-07273

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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-6

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 5                                              /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 65                                                            /X/

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT VL II

                           (Exact Name of Registrant)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-8335

              (Depositor's Telephone Number, Including Area Code)

                                 LISA M. PROCH
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

            INDIVIDUAL VARIABLE LIFE CONTRACTS -- THE REGISTRANT HAS
             REGISTERED AN INDEFINITE AMOUNT OF SECURITIES PURSUANT
        TO RULE 24F-2 OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

                                  ------------

It is proposed that this filing will become effective:

/ /   immediately upon filing pursuant to paragraph (b) of Rule 485
/ /   on              pursuant to paragraph (b) of Rule 485
/ /   60 days after filing pursuant to paragraph (a)(1) of Rule 485
/X/   on May 2, 2011 pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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The prospectus in Part A of Post-Effective Amendment No. 5 is incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6 (File No. 333-155092), as filed and effective on May 3, 2010.

A Supplement to the Prospectus is included in Part A of this Post-Effective Amendment. This Post-Effective Amendment No. 5 does not supersede Post-Effective Amendment No. 3 filed on May 3, 2010.

                                     PART A

                         SUPPLEMENT TO YOUR PROSPECTUS


UNDER THE SECTION OF YOUR PROSPECTUS ENTITLED, "FEE TABLES -- HARTFORD LIFE INSURANCE COMPANY," THE FOLLOWING RIDER IS ADDED AT THE END OF THE "CHARGES OTHER THAN FUND OPERATING EXPENSES" TABLE:


            CHARGE                 WHEN CHARGE IS DEDUCTED                               AMOUNT DEDUCTED
---------------------------------------------------------------------------------------------------------------------------------
LifeAccess Accelerated Benefit  Monthly.                        [Minimum Charge
Rider                                                           $0.013624 per $1,000 of the benefit net amount at risk for two
                                                                55-year old males preferred plus non-nicotine in the first policy year.
                                                                Maximum Charge
                                                                $0.031128 per $1,000 of the benefit net amount at risk for two
                                                                80-year old females standard nicotine in the first policy year.
                                                                Charge for a representative insured
                                                                $0.019068 per $1,000 of the benefit net amount at risk for two
                                                                38-year old males preferred plus non-nicotine in the first policy year.]
Accelerated Death Benefit       When you exercise the benefit.  Maximum Charge $300
Rider for Terminal Illness*



*   There is a one time charge for this rider when benefit is exercised.


UNDER THE SECTION OF YOUR PROSPECTUS ENTITLED, "FEE TABLES -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY," THE FOLLOWING RIDER IS ADDED AT THE END OF THE "CHARGES OTHER THAN FUND OPERATING EXPENSES" TABLE:

             CHARGE                  WHEN CHARGE IS DEDUCTED                             AMOUNT DEDUCTED
--------------------------------------------------------------------------------------------------------------------------------
LifeAccess Accelerated Benefit    Monthly.                       [Minimum Charge
Rider                                                            $0.013624 per $1,000 of the benefit net amount at risk for two
                                                                 55-year old males preferred plus non-nicotine in the first policy year.
                                                                 Maximum Charge
                                                                 $0.031128 per $1,000 of the benefit net amount at risk for two
                                                                 80-year old females standard nicotine in the first policy year.
                                                                 Charge for a representative insured
                                                                 $0.017906 per $1,000 of the benefit net amount at risk for two
                                                                 41-year old males preferred plus non-nicotine in the first policy year.]


UNDER THE SECTION OF YOUR PROSPECTUS ENTITLED, "OTHER BENEFITS," THE LIFEACCESS ACCELERATED BENEFIT RIDER IS ADDED:



LIFEACCESS ACCELERATED BENEFIT RIDER -- In the event both Insureds become Chronically Ill and are likely to need services for the remainder of their lives, we will pay an accelerated death benefit to the owner up to 100% of the Death Benefit and any term amount. Benefits are payable ONLY when both Insureds are Chronically Ill at the same time, as certified by a Licensed Health Care Practitioner. Benefits are also payable when the Last Surviving Insured has been certified as being Chronically Ill by a Licensed Health Care Practitioner and meet all the requirements. At your request, the accelerated benefit will be paid in monthly payments or on an annual lump sum basis subject to certain limitations and satisfaction of eligibility requirements, including the Written Certification. The certification must also state that both insureds are in need of services under a plan of care and that such services are likely to be needed for the rest of the insured's lives. THERE MAY BE ADVERSE TAX CONSEQUENCES IF YOU RECEIVE THE RIDER'S ACCELERATED DEATH BENEFIT. PLEASE REFER TO THE SECTION OF YOUR PROSPECTUS, SPECIAL CONSIDERATIONS REGARDING THE LIFEACCESS ACCELERATED BENEFIT RIDER FOR MORE DETAILS.


Insured will mean each insured as shown in the policy specifications. After the death of one of the insureds shown in the policy specifications, insured will mean the Last Surviving Insured.

Chronically Ill means an Insured has been certified by a Licensed Health Care Practitioner as the following:

    1. being unable to perform (without Substantial Assistance from another individual) at least two Activities for Daily Living ("ADLs") for a period of at least 90 days due to a loss of functional capacity; or

    2. requiring substantial supervision from another individual to protect such individual from threats to health and safety due to a severe Cognitive Impairment; AND

    3. needing services pursuant to a Licensed Health Care Practitioner's Plan of Care as set forth in Written Certification or Re-certification.

Activities for Daily Living refer to basic human functional abilities which measure the Insured's ability for self care and to live independently without substantial assistance from another individual. These include bathing, continence, dressing, eating, toileting and transferring.

We may require the Insureds to be re-examined at Our expense, by a licensed Health Care Provider of Our choosing prior to or during a Benefit Period to ensure that the Insureds are Chronically Ill.

We will NOT provide an Accelerated Benefit when either Insureds' or the Last Surviving Insured's Chronic Illness is a result of any one of the events listed below:

-   attempted suicide or intentional self-inflicted injury while sane or insane,

-   any act or incident of insurrection or war, declared or undeclared,

- the Insured's participation in, or attempting to participate in, a felony, riot or insurrection,

-   alcoholism or drug addiction, or

- if either Insured's Licensed Health Care Practitioner resides outside of the United States.


Annual Lump Sum Option



You may elect to receive Your Monthly Benefit Amount as an annual lump sum prior to the start of each Benefit Period. The amount of the annual lump sum payment will equal the present value of the Monthly Benefit Amount payable for each month in the twelve-month period following (a) the date the first monthly benefit payment would otherwise be payable; or (b) the date of each subsequent Benefit Period. Each Monthly Benefit Amount payable will be discounted by a monthly rate, such rate derived from an annual interest rate, never to exceed the greater of (a) the current yield on ninety-day treasury bills; or (b) the current maximum statutory adjustable policy loan interest rate. Such discount will apply prior to any pro-rata adjustment to the Monthly Benefit Amount payable for loan repayments. Only one annual lump sum payment will be made in any one twelve-month period.



Conditions for Eligibility of Benefit Payments



You are eligible to receive an Accelerated Benefit if the Policy and Rider are in force when all of the following requirements are met:



    1.   We receive Your request, In Writing, for an Accelerated Benefit;



    2. We receive from You Written Certification or Written Re-Certification by a Licensed Health Care Practitioner that the Insured is a Chronically Ill individual;



    3. We complete, at Our discretion and expense, a personal interview with, and an assessment of, the Insured, including examination or tests by a Licensed Health Care Provider of Our choice; and We receive copies of any relevant medical records from a health care provider involved in the Insured's care;



    4. We receive consent, In Writing, of any assignee of record named under the Policy or any irrevocable beneficiary named under the Policy;



    5. if this is a variable life Policy, You fulfill requirements, if any, regarding limitations on the availability of certain Sub-Accounts while receiving benefit payments; and



    6. the Insured is living at the time all of the above requirements are met.


When Benefit Payments End

We will continue to pay Accelerated Benefits under this Rider until the first of the following occur:

    1. while both insureds are living, when either Insured no longer meets any one of the conditions for eligibility for benefit payments, or, following the death of one of the Insureds, when the Last Surviving Insured no longer meets any one of the conditions for eligibility for benefit payments,

    2.   we are notified to discontinue Accelerated Benefit payments,

    3.   if any events listed under the Rider Termination occur.

Rider Termination

This Rider will terminate on the first of the following dates:


-   the date We receive Your request, In Writing, to terminate it,



-   the date You make a Withdrawal under the Policy during a Benefit Period,



-   the date the Policy terminates,



- the date We receive notification, In Writing, of the death of the Last Surviving Insured,

-   the date the Lifetime Benefit Amount is exhausted, or



- the date on which all additional benefits provided by rider are deemed to have terminated according to the terms of any Termination and Maturity Date provision, Continuation Beyond the Insured's Age 100 provision, or any other like provision of the Policy to which this rider is attached, unless You are receiving benefit payments under this Rider.



- For Hartford Life Insurance Company policies, the date We approve a request, In Writing, from You to accelerate the Death Benefit for reason of terminal illness of the Insured as may be provided under an accelerated death benefit rider attached to the Policy,


IN ADDITION, AS A CONDITION OF ELIGIBILITY FOR BENEFITS UNDER THE RIDER, WE MAY IMPOSE RESTRICTIONS OR LIMITATIONS ON THE AVAILABILITY OF CERTAIN INVESTMENT OPTIONS. WE WILL PROVIDE YOU PRIOR WRITTEN NOTICE OF ANY SUCH RESTRICTIONS OR LIMITATIONS AND YOU MAY TERMINATE THIS RIDER AT ANYTIME. THIS RIDER IS ONLY AVAILABLE AT POLICY ISSUANCE AND THERE IS A CHARGE FOR THIS RIDER.


Impact of Rider Benefits on Policy and Rider



Accelerating the Death Benefit under this Rider will impact the benefits and values under the Policy and Rider as described below.



After each benefit payment, the Lifetime Benefit Amount in effect immediately prior to such payment will be reduced by each Monthly Benefit Amount payable prior to any pro-rata reduction for loan repayments. In addition, each benefit payment will reduce the values and any no lapse guarantee premium in effect at the time of such payment when such values are multiplied by the following Reduction Ratio:



  Reduction Ratio = 1 - (A / B)



  Where:



  A = is the monthly benefit payment, and



  B = is the Eligible Amount immediately prior to a benefit payment.



The Policy's current values that are reduced by each benefit payment based on the Reduction Ratio are:



  Face Amount



  Amount of any term Insurance rider on the Insured



  Account Value



  Surrender Charges



  Indebtedness



  Monthly No Lapse Guarantee Premium



  Cumulative No Lapse Guarantee Premium



  Cumulative Premiums (paid to date)



If the Policy to which this Rider is attached is a variable life Policy, We will reduce amounts in the Fixed Account and each Sub-Account based on the proportion of the Account Value in the Fixed Account and each Sub-Account to the amount accelerated.



UNDER THE SECTION OF YOUR PROSPECTUS ENTITLED, "OTHER BENEFITS," THE ACCELERATED DEATH BENEFIT RIDER FOR TERMINAL ILLNESS IS ADDED:



ACCELERATED DEATH BENEFIT RIDER FOR TERMINAL ILLNESS (FOR HARTFORD LIFE INSURANCE COMPANY POLICIES ONLY) -- In the event the Specified Insureds have a Diminished Life Expectancy of 12 months (24 months in some states) or less, You may request in writing, that we pay a single sum accelerated death benefit to You, subject to certain limitations and proof of eligibility. This accelerated payment of the death benefit can be any amount between $2,500 and $500,000, not to exceed the Benefit Percentage times the Eligible Amount. The sum of the Benefit you may request under this and any other policies issued by us on the life of an Insured may not exceed $500,000. Each request for payment must be accompanied by Proof of Diminished Life Expectancy. While both the Specified Insureds are living, benefits are payable ONLY when both Insureds have a Diminished Life Expectancy at the same time. After the death of one of the insured, benefits are also payable when the Last Surviving Insured has a Diminished Life Expectancy. IN EITHER EVENT, ONLY ONE ACCELERATED BENEFIT PAYMENT WILL BE MADE. The maximum charge for this rider is $300 (one time charge when rider exercised).



Specified Insured will mean each Insured as shown in the policy specification. After the death of one of the Specified Insureds shown in the policy specifications, Specified Insured will mean the Last Surviving Insured.



Your option to accelerate benefits under this Rider will be suspended while the death benefit is being so accelerated in accordance with any other accelerated death benefit rider that may be attached to the Policy. Any policy benefit that is not payable in a single sum or that is payable due to accidental bodily injury or death is not subject to this Rider or to the calculation of the Benefit. Your option to accelerate benefits under this Rider will continue during any nonforfeiture, reduced paid-up or extended term period.



We will waive the cost of insurance and expense charges applicable to the Specified Insured's accelerated benefit. This accelerated payment of the death benefit is subject to the rights of any assignee of record or of any irrevocable beneficiary. They must consent, In Writing, before We will pay the Benefit.

The requested portion of the Eligible Amount will be subject to the following adjustments:



    1. A 12-month discount, based on the Discount Rate, will apply to the requested portion of the Eligible Amount. This discount reflects the early payment of the proceeds under Your Policy.



    2. If, on the date We approve Your request, there is a policy loan outstanding and the acceleration relates to insurance on the life of the Insured under the base policy, a reduction to the requested portion of the Eligible Amount will apply. This reduction serves to repay the policy loan.



    3. A deduction will be made for the administrative charge if We approve Your request.



The Benefit payable to You will be equal to the requested portion of the Eligible Amount as may be reduced by the maximums and limitations of this Rider minus 1, 2 and 3 above. Rather than having Your Benefit reduced by 3. above, You may elect to pay this amount directly to Us.



We reserve the right to obtain an independent medical examination and We retain the right to make final determination regarding eligibility for benefits.



Policy Lien



Accelerated death benefit payments made under this Rider are an advance of the Specified Insured's death benefit. We will establish a lien against that Specified Insured's death benefits if We pay benefits under this Rider. Upon payment of any accelerated death benefit, access to the portion of the Policy's cash value attributable to the Specified Insured is restricted to the excess of that cash value over the sum of any outstanding Indebtedness, applicable Surrender Charge and this lien. The amount of the lien will be equal to all benefits paid under this Rider. The lien will be removed once We pay the death benefit or on the Policy Adjustment Date. If You lapse or surrender the Policy before the Policy Adjustment Date, Your cash value will be reduced by the amount of the lien which applies to the cash value.



We will charge interest on the lien. Interest will accrue from the date of the accelerated payment to the earlier of the date the Policy terminates or the Policy Adjustment Date. We will add accrued interest to the lien at the time of policy adjustment. The rate of interest charged will be equal to the Discount Rate.



Policy Adjustment



On the Policy Adjustment Date, We will adjust the Policy in order to satisfy the lien created by the accelerated death benefit payment. We will adjust the death benefit of the Specified Insured. The adjusted death benefit will be the death benefit before adjustment, less the amount of policy lien, including interest created by the accelerated payment. Any Cash Value, Policy Value or Surrender Charge will be reduced in the same proportion that the Death Benefit was reduced. These reductions will be made on the Policy Adjustment Date.



If the Specified Insured is the Base Policy Insured and the lien equals 100% of the Death Benefit, the Policy will terminate, and any riders attached to the Policy that provide insurance on the life of any other person will be administered according to the rider provisions regarding the death of the Base Policy Insured. If the Specified Insured is an additional person insured by a rider on the base policy and the lien equals 100% of the Face Amount of the rider, the rider coverage applicable to the Specified Insured will terminate.



Exclusions



This Rider does not provide accelerated death benefits if the Specified Insured or his/her Physician reside outside the United States of America.



Rider Termination



This Rider will terminate at earliest of the following:



    1.   when We receive Your request, in Writing, to cancel it;



    2.   when the Policy terminates;



    3.   on the Policy Adjustment Date.



UNDER THE SECTION OF YOUR PROSPECTUS ENTITLED, "GLOSSARY OF SPECIAL TERMS," THE FOLLOWING DEFINITIONS ARE ADDED:



BENEFIT NET AMOUNT AT RISK: the Benefit amount at risk equals the policy death benefit plus any joint term insurance amount multiplied by the LifeAccess Specified Percentage minus the Policy Account Value.



BENEFIT PERCENTAGE: the percentage of the Eligible Amount used to calculate the Benefit. This percentage is selected by You when the Benefit is applied for and cannot be greater than 100%. The benefit percentage is set at issue.



BENEFIT PERIOD: a period of time not to exceed twelve consecutive months. Such Period begins on the later of: (a) the date We approve a request for an Accelerated Benefit, or (b) the date all Conditions for Eligibility of Benefit Payments have been satisfied, and ends on the earlier of: (c) the end of twelve consecutive months, or (d) the date benefit payments end as described under the When Benefit Payments End provision.

COGNITIVE IMPAIRMENT: the deterioration or loss of the Insured's intellectual capacity which is confirmed by a Licensed Health Care Practitioner and measured by clinical evidence and standardized tests that reliably measure the Insured's impairment in: short or long term memory, orientation as to person, place and time, deductive or abstract reasoning, or judgment as it relates to safety awareness.



DIMINISHED LIFE EXPECTANCY: a Physician has certified that the Specified Insured has an illness or medical condition that is reasonably expected to result in the death of the Specified Insured within 12 months or less from the date of the certification.



ELIGIBLE AMOUNT is the current Face Amount of the Policy and any term insurance Rider covering the Specified Insured attached to the Policy that is not within two years of expiry.



LICENSED HEALTH CARE PRACTITIONER: any physician (as defined in section 1861(r)(1) of the Social Security Act) and any registered professional nurse, licensed social worker or other individual who meets such requirements as may be prescribed by the Secretary of Treasury. The Licensed Health Care Practitioner:
(1) must be acting within the scope of his or her license in the state of licensure when providing Written Certification or Written Re-Certification required by this Rider; and (2) may not be You, the Insured, or Your or the Insured's immediate family. LICENSED HEALTH CARE PRACTITIONERS THAT PROVIDE DIAGNOSIS AND TREATMENTS TO INSURED, MUST RESIDE INSIDE THE UNITED STATES.



LIFETIME BENEFIT AMOUNT: the maximum amount that may be accelerated during the lifetime of the Insured and while the Rider remains in effect. The Lifetime Benefit Amount is equal to: (1) the Eligible Amount; times (2) the LifeAccess Specified Percentage. Where: (a) ELIGIBLE AMOUNT on the Policy Date equals the initial Face Amount plus any term insurance amount covering the Insured under the Policy; thereafter Eligible Amount equals current Death Benefit plus any term insurance amount covering the Insured under the Policy; and (b) LIFEACCESS SPECIFIED PERCENTAGE equals 100% of the Eligible Amount, unless You have elected Death Benefit Option A at the time of application for the Rider, in which case You may select a percentage at that time, such percentage not to exceed 100% or result in a Lifetime Benefit Amount of less than Our minimum rules then in effect. The LifeAccess Specified Percentage is shown in the Additional Benefits and Rider section of the Policy Specifications and will remain fixed for the life of the Rider. Acceleration of benefits will reduce the Lifetime Benefit Amount in accordance with the Impact of Rider Benefits on Policy and Rider provision. In addition, transactions made under the Policy, such as Face Amount Increases and Decreases and Loans, will impact the Eligible Amount in the same manner that such transactions impact the Policy's Death Benefit.



PHYSICIAN: a doctor of medicine or osteopathy legally authorized to practice medicine and surgery by the State in which he performs such function or action. For purposes of this definition, a "State" means each of the United States of America, the District of Columbia and the Commonwealth of Puerto Rico. The physician may not be the Specified Insured, a member of the Specified Insured's immediate family or the Owner of the Policy.



PLAN OF CARE: a written plan for care designed especially for the Insured by a Licensed Health Care Practitioner specifying the Services needed by the Chronically Ill Insured.



PROOF OF DIMINISHED LIFE EXPECTANCY: You must supply Proof of Diminished Life Expectancy, without expense to Us, with each request for an accelerated payment of the death benefit. Proof must include, but is not limited to, a statement by a Physician attesting to the Specified Insured's life expectancy, and must be in Writing and satisfactory to Us.



SUBSTANTIAL ASSISTANCE: stand-by or hands-on assistance from another person without which the Insured receiving such assistance would be unable to perform the Activity for Daily Living. Stand-by assistance means the presence of another person within arm's reach of the Insured that is necessary to prevent, by physical intervention, injury to the Insured while he/she is performing the Activity for Daily Living. Hands-on assistance means the direct physical assistance of another person.



WRITTEN CERTIFICATION: written documentation obtained by You, at Your or the Insured's expense, from a Licensed Health Care Practitioner certifying that the Insured is Chronically Ill as defined herein and specifying that Services are likely to be needed for the rest of the Insured's Life. Such Written Certification must have been made within the 12-month period preceding the date of each request for an Accelerated Benefit.



WRITTEN RE-CERTIFICATION: Written Certification that We will require from You at least annually prior to the start of each Benefit Period following the initial Benefit Period in order for You to be eligible for an Accelerated Benefit payment in such subsequent Benefit Period, provided all other Conditions for Eligibility for Benefit Payments are met. Such Written Re-Certification must have been made within the 12-month period preceding the date of each request for an Accelerated Benefit.


UNDER THE SECTION OF YOUR PROSPECTUS TITLED, "FEDERAL TAX CONSIDERATIONS," THE FOLLOWING IS ADDED AFTER THE LAST PARAGRAPH:

SPECIAL CONSIDERATIONS REGARDING THE LIFEACCESS ACCELERATED BENEFIT RIDER

The following is based on our general understanding of current Federal tax laws and is not intended as legal or tax advice. The policy owner should consult a qualified personal tax advisor to determine the consequences of purchasing and exercising the benefits provided by the Rider.

The LifeAccess Accelerated Benefit Rider allows a policy owner to accelerate all or a portion of their Death Benefit and any term amount (each as determined at the time of initial payment) if the Insured provides valid certification that the Insured is Chronically Ill, as defined in the Rider, and otherwise satisfies the terms of the Rider. We have designed this Rider so that the benefits paid under the Rider will be treated for federal income tax purposes as accelerated death benefits under Section 101(g)(1)(B) of the Code. The benefit is intended to qualify for exclusion from income subject to the qualification requirements under applicable provisions of the Code, which are dependent on the recipient's particular circumstances. Subject to state variations, a policy owner may elect to receive the accelerated benefit in monthly payments or in a lump sum, as described in the policy. Receipt of an accelerated benefit payable monthly may be treated differently than if you receive the payment in a lump sum for Federal tax purposes. Accelerated benefits under this Rider may be taxable as income. You should consult a personal tax advisor before purchasing the Rider or applying for benefits.

The exclusion from income tax for accelerated death benefits does not apply to any amounts paid to a policy owner other than the Insured if the policy owner has an insurable interest with respect to the life of the Insured by reason of the Insured being an officer, employee or director of the policy owner or by reason of the Insured being financially interested in any trade or business carried on by the policy owner. In addition, special rules apply to determine the taxability of benefits when there is more than one contract providing accelerated benefits on account of chronic illness and/or other insurance policies on the Insured that will pay similar benefits, and more than one policy owner. Where the owner and insured are not the same (e.g., when a policy with the Rider is owned by an irrevocable life insurance trust), other tax considerations may also arise in connection with getting benefits to the Insured, for example, gift taxes in personal settings, compensation income in the employment context and inclusion of the life insurance policy or policy proceeds for estate tax purposes.

Death Benefit, Account Value, Cash Value and the Loan Account Value, if any, will be reduced if your receive accelerated death benefits under this Rider. Any adjustments made to the Death Benefit and other values as a result of payments under the Rider will also generally cause adjustments to the tax limits that apply to your policy. Any amount you receive as an accelerated death benefit will reduce the amount the named Beneficiary(ies) under the Policy may receive upon the death of the Insured.

The Rider is not intended to be a health contract or a qualified long term care insurance contract under section 7702B(b) of the Code nor is it intended to be a non-qualified long term care contract and it is not intended or designed to eliminate the need for such coverage.

The policy owner's and/or the policy owner's spouse or dependents' eligibility for certain public assistance programs, such as Medicaid, and other government benefits or entitlements may be affected by owning this Rider or by receiving benefits under the Rider.

Although we do not believe the charges for this Rider should be treated as distributions for income tax purposes, there is a possibility that the charges may be considered distributions and may be taxable to the owner to the extent not considered a nontaxable return of premiums paid for the life insurance policy. Charges for the Rider are not deductible as medical expenses for income tax purposes.

Certain transfers-for-value of a life insurance policy cause the policy's death benefit to be subject to income tax when paid. If there is such a transfer-for-value, benefits accelerated under this Rider may also be subject to income tax.

For income tax purposes, payment of benefits will be reported to the policy owner. The policy owner must then file the applicable IRS form to determine the amounts to be included or excluded from income for the applicable tax year. If there is more than one accelerated death benefit rider for chronic illness, other insurance policies on the Insured that will pay similar benefits, or any other reimbursement of the Insured's expenses, receipt of all such benefits must be considered to determine your tax obligation.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-8053

                                     PART C

                               OTHER INFORMATION

ITEM 26.  EXHIBITS

(a) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
(b) Not Applicable.
(c) Principal Underwriting Agreement.(1)
(d) (1) Form of Flexible Premium Variable Life Insurance Policy.(7)
    (2) Joint and Last Survivor LifeAccess Accelerated Benefit Rider Amendment.
(e) Form of Application for Flexible Premium Variable Life Insurance
    Policies.(2)
(f) Certificate of Incorporation of Hartford(3) and Bylaws of Hartford.(3)
(g) Form of Reinsurance Contract.(4)
(h) (1) Form of Participation Agreement.(5)
    (2) Guarantee Agreement, between Hartford Life and Accident Insurance Company and ITT Hartford Life and Annuity Insurance Company, its wholly owned subsidiary, dated as of August 20, 1993 and effective as of August 20, 1993.(8)
    (3) Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997.(8)
(i) Not Applicable.
(j) Not Applicable.
(k) To be filed by amendment.
(l) Actuarial Opinion.(6)
(m) Calculations.(6)
(n) (1) To be filed by amendment.
    (2) To be filed by amendment.
(o) No financial statement will be omitted.
(p) Not Applicable.
(q) Memorandum describing transfer and redemption procedures.(6)
(r) Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-89988, on May 1, 1996.

(2) Incorporated by reference to the Initial Filing of the Registration Statement on Form S-6, File No. 333-67373, on November 17, 1998.

(3) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-136545, filed on May 1, 2009.

(4) Incorporated by reference to the Initial Filing of the Registration Statement File No. 333-88787, on October 12, 1999.

(5) Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-6, File No. 333-50280, filed with the Securities and Exchange Commission on April 9, 2007.

(6) Incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-6, File No. 333-82866, filed with the Securities and Exchange Commission on April 30, 2010.

(7) Incorporated by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6, File No. 333-155092, filed with the Securities and Exchange Commission on May 5, 2009.

(8) Incorporated by reference to Post-Effective Amendment No. 9, to the Registration Statement on Form N-4, File No. 333-148565, filed on May 3, 2010.

ITEM 27  OFFICERS AND DIRECTORS.

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Ricardo Anzaldua                    Senior Vice President, Assistant Secretary
Robert Arena                        Executive Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Ellen Conway                        Assistant Vice President
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
Scott Dumbault                      Assistant Vice President
George Eknaian                      Chief Actuary, Senior Vice President
Ronald R. Gendreau                  Executive Vice President
John N. Giamalis                    Senior Vice President, Corporate Treasury and Banking
Christopher M. Grinnell             Vice President
Christopher J. Hanlon               Senior Vice President
Michael R. Hazel                    Assistant Vice President
Jennifer L. Healy                   Actuary
Charles E. Hunt                     Vice President
Donald C. Hunt                      Assistant Vice President
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Chief Compliance Officer, Vice President
Michael Knipper                     Senior Vice President
Diane Krajewski                     Assistant Vice President
Alan J. Kreczko                     Executive Vice President, General Counsel
Courtney Kunzelmann                 Assistant Vice President
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
David N. Levenson                   President, Chairman of the Board, Chief Executive Office and Director
Gregory McGreevey                   Executive Vice President, Chief Investment Officer and Director*
William P. Meaney                   Senior Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Assistant Vice President
Brian Murphy                        Executive Vice President
Brian O'Connell                     Chief Information Officer, Vice President
Sharon A. Ritchey                   Executive Vice President
Michael J. Roscoe                   Actuary, Senior Vice President
Richard Rubin                       Assistant Vice President
Peter F. Sannizzaro                 Vice President
Wade A. Seward                      Vice President
Terence Shields                     Corporate Secretary
D. Keith Sloane                     Senior Vice President
Richard Smolinski                   Actuary, Assistant Vice President
Martin A. Swanson                   Vice President
Charles N. Vest                     Actuary, Vice President
Richard J. Wirth                    Assistant Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors of Hartford.

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement, File No. 333-82866, filed on May 3, 2010.

ITEM 29.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

       (a) HESCO acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account VL I

     Hartford Life Insurance Company - Separate Account VL II

     Hartford Life Insurance Company - ICMG Secular Trust Separate Account

     Hartford Life Insurance Company - ICMG Registered Variable Life Separate Account A

     Hartford Life and Annuity Insurance Company - Separate Account VL I

     Hartford Life and Annuity Insurance Company - Separate Account VLI I

     Hartford Life and Annuity Insurance Company - ICMG Registered Variable Life Separate Account One

       (b) Directors and Officers of HESCO

                                                          POSITIONS AND OFFICES
NAME                                                         WITH UNDERWRITER
------------------------------------------------------------------------------------------------------------
Diane Benken                  Chief Financial Officer, Controller/FINOP
Neil S. Chaffee               Vice President/HLPP
Jeannie M. Iannello           Vice President/ILD Operations
Brian Murphy                  Chief Executive Officer, President/ILD Business Line Principal, Chairman of
                              the Board, Director
Cathleen Shine                Chief Legal Officer - Broker/Dealer, Secretary
Christopher S. Conner         AML Compliance Officer, Chief Compliance Officer
Stephen A. Roche              Vice President, Director

     Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 32.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 33.  REPRESENTATION OF REASONABLENESS OF FEES

     Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 14th day of February, 2011.

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
SEPARATE ACCOUNT VL II
(Registrant)

By:    David N. Levenson*                   *By:   /s/ Lisa M. Proch
       -----------------------------------         -----------------------------------
       David N. Levenson,                          Lisa M. Proch
       President, Chief Executive Officer          Attorney-in-Fact
       and Chairman of the Board,
       Director*

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
(Depositor)

By:    David N. Levenson*
       -----------------------------------
       David N. Levenson,
       President, Chief Executive Officer
       and Chairman of the Board,
       Director*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Glenn D. Lammey, Executive Vice President and Chief Financial
 Officer, Director*
Gregory McGreevey, Executive Vice President,
  Chief Investment Officer, Director*                              *By:   /s/ Lisa M. Proch
                                                                          -----------------------------------
David N. Levenson, President, Chief Executive                             Lisa M. Proch
  Officer and Chairman of the Board, Director*                            Attorney-in-Fact
                                                                   Date:  February 14, 2011

333-155092

                                 EXHIBIT INDEX

  1.1  Joint and Last Survivor LifeAccess Accelerated Benefit Rider Amendment.
  1.2  Copy of Power of Attorney